Financial Risk Management - Summary of Derivative Positions (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments	R$ 64,956	R$ (45,028)
Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Liability Notional Amount	2,664,001	2,381,918
Gain (Loss) on Derivative Financial Liabilities	248,028	301,097
Short Position CDI Floating Rate Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Liability Notional Amount		58,606
Gain (Loss) on Derivative Financial Liabilities		768
Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Asset Notional Amount	2,664,001	2,381,918
Gain (Loss) on Derivative Financial Assets	312,984	256,124
Long Position US dollar Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative Asset Notional Amount		58,606
Gain (Loss) on Derivative Financial Assets		713
Fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	725,572	515,119
Total net derivative financial instruments	727,068	512,365
Fair value [member] | Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	3,002,623	2,779,720
Fair value [member] | Short Position CDI Floating Rate Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		60,293
Fair value [member] | Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	3,729,691	3,295,032
Fair value [member] | Long Position US dollar Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets		57,346
Book Value [Member]
Disclosure of fair value measurement of liabilities [line items]
Total net derivative financial instruments	662,112	557,393
Book Value [Member] | Short Position CDI Floating Rate Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities	2,754,595	2,478,623
Book Value [Member] | Short Position CDI Floating Rate Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial liabilities		59,525
Book Value [Member] | Long Position US Dollar Swap Contract One [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets	R$ 3,416,707	3,038,908
Book Value [Member] | Long Position US dollar Swap Contract Two [Member]
Disclosure of fair value measurement of liabilities [line items]
Derivative financial assets		R$ 56,633